CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenues		$ 10,598,000,000	$ 9,649,000,000	$ 9,606,000,000
Direct operating costs		(9,466,000,000)	(8,801,000,000)	(8,853,000,000)
General and administrative expenses		(372,000,000)	(282,000,000)	(313,000,000)
Interest income (expense), net		(742,000,000)	(401,000,000)	(405,000,000)
Equity accounted income (loss), net		13,000,000	5,000,000	3,000,000
Impairment reversal (expense), net		(21,000,000)	0	0
Gain (loss) on acquisitions/dispositions, net		0	0	55,000,000
Remeasurement of exchangeable and class B shares		836,000,000	0	0
Other income (expense), net		(175,000,000)	(89,000,000)	(234,000,000)
Income (loss) before income tax		671,000,000	81,000,000	(141,000,000)
Income tax (expense) recovery
Current		(88,000,000)	(33,000,000)	(27,000,000)
Deferred		493,000,000	45,000,000	41,000,000
Net income (loss)		1,076,000,000	93,000,000	(127,000,000)
Attributable to:
Brookfield Business Partners	[1]	911,000,000	36,000,000	(164,000,000)
Non-controlling interests		$ 165,000,000	$ 57,000,000	$ 37,000,000

[1]	Net income (loss) is attributable to Brookfield Business Partners both prior to the special distribution and subsequent thereto as a result of the partnership holding all of the class C shares issued by the company. See Note 2(b) for further details.